Note 11 - Property, Plant and Equipment	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
1 1 .	Property, plant and equipment

(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant & Equipment	Fittings & Equipment	Right-of-Use Assets	Total
Cost
At April 1, 2016	3	-	-	-	-	3
Additions	34	44	16	-	-	94
Acquisition	488	1,588	1,876	167	-	4,119
At March 31 , 2017	525	1,632	1,892	167	-	4,216
Foreign exchange	3	10	12	1	-	26
Additions	121	437	537	6	-	1,101
Disposals	(7)	(82)	(921)	-	-	(1,010)
At March 31, 201 8	642	1,997	1,520	174	-	4,333
Foreign exchange	(46)	(148)	(112)	(13)	-	(319)
Additions	73	55	205	15	-	348
Disposals	(126)	(275)	(584)	-	-	(985)
At March 31, 201 9	543	1,629	1,029	176	-	3,377
Change in accounting policy (Note 2.16)	-	(371)	-	-	2,152	1,781
Restated at April 1, 2019	543	1,258	1,029	176	2,152	5,158
Foreign exchange	(5)	(13)	(11)	(2)	(20)	(51)
Additions	7	45	222	16	110	400
Disposals	-	(8)	-	-	-	(8)
At June 3 0 , 2019	545	1,282	1,240	190	2,242	5,499

Depreciation
At April 1, 2016	-	-	-	-	-	-
Charge for the year	24	45	31	3	-	103
Acquisition	303	982	619	46	-	1.950
At March 31, 2017	327	1,027	650	49	-	2,053
Foreign exchange	2	6	4	-	-	12
Charge for the year	97	203	107	13	-	420
Disposals	(4)	(63)	-	-	-	(67)
At March 31, 201 8	422	1,173	761	62	-	2,418
Foreign exchange	(34)	(93)	(59)	(5)	-	(191)
Charge for the year	89	222	106	12	-	430
Disposals	(97)	(223)	(165)	-	-	(486)
At March 31, 2019	380	1,079	644	68	-	2,172
Change in accounting policy (Note 2.16)	-	(123)	-	-	318	195
Restated at April 1, 2019	380	956	645	68	318	2,367
Foreign exchange	(3)	(12)	(7)	-	(3)	(25)
Charge for the period	27	1	17	6	163	214
Disposals	-	(8)	-	-	-	(8)
At June 3 0 , 2019	404	937	655	74	478	2,548

Net book value
At March 31, 2017	198	605	1,242	118	-	2,163
At March 31, 2018	220	824	759	112	-	1,915
At March 31, 2019	163	550	383	108	-	1,205
At June 30, 201 9	141	344	585	116	1,764	2,951